ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) $ in Millions	Nov. 23, 2022 USD ($)
Purchase Agreement | Ambow Subsidiaries | Discontinued Operations
ORGANIZATION AND PRINCIPAL ACTIVITIES
Cash consideration	$ 12